XFUNDS Memory Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 50.4%		Shares	Value
Tech Hardware & Semiconductors - 50.4%(a)
Kioxia Holdings Corp.(b)		468	$136,674
Micron Technology, Inc.(c)		24	19,753
Nanya Technology Corp.		14,368	160,267
Samsung Electronics Co., Ltd.		2,772	510,381
Sandisk Corp.(b)(c)		124	150,639
Seagate Technology Holdings PLC		244	208,896
SK Hynix, Inc.		572	689,273
Western Digital Corp.		388	211,398
Winbond Electronics Corp.		35,688	143,551
			2,230,832

TOTAL COMMON STOCKS (Cost $2,236,005)			2,230,832

PURCHASED OPTIONS - 7.2%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 6.6%
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $785.01	$658,424	8	54,601
Roundhill Memory ETF, Expiration: 8/7/2026; Exercise Price: $59.50	765,624	152	7,220
Roundhill Memory ETF, Expiration: 8/7/2026; Exercise Price: $54.00	745,476	148	22,940
Roundhill Memory ETF, Expiration: 8/7/2026; Exercise Price: $52.50	740,439	147	32,413
Roundhill Memory ETF, Expiration: 8/7/2026; Exercise Price: $52.00	775,698	154	34,342
Roundhill Memory ETF, Expiration: 9/18/2026; Exercise Price: $57.01	1,490,952	296	139,366
			290,882

Put Options - 0.6%
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $775.00	329,212	4	10,590
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $770.00	164,606	2	4,955
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $737.50	164,606	2	3,160
Sandisk Corp., Expiration: 8/7/2026; Exercise Price: $1,055.00	121,483	1	4,805
Seagate Technology Holdings PLC, Expiration: 8/7/2026; Exercise Price: $715.00	85,613	1	920
Seagate Technology Holdings PLC, Expiration: 8/7/2026; Exercise Price: $695.00	85,613	1	680
Western Digital Corp., Expiration: 8/7/2026; Exercise Price: $442.50	54,484	1	665
Western Digital Corp., Expiration: 8/7/2026; Exercise Price: $417.50	108,968	2	571
			26,346

TOTAL PURCHASED OPTIONS (Cost $403,707)			317,228

SHORT-TERM INVESTMENTS - 27.8%
Money Market Funds - 27.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)	1,230,328	$1,230,328

TOTAL SHORT-TERM INVESTMENTS (Cost $1,230,328)		1,230,328

TOTAL INVESTMENTS - 85.4% (Cost $3,870,040)		$3,778,388
Other Assets in Excess of Liabilities - 14.6%		646,877
TOTAL NET ASSETS - 100.0%		$4,425,265

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $95,072.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

XFUNDS Memory Income ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (11.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.2)%
Roundhill Memory ETF, Expiration: 8/7/2026; Exercise Price: $57.50	$(765,624)	(152)	$(12,464)
Roundhill Memory ETF, Expiration: 8/7/2026; Exercise Price: $51.50	(745,476)	(148)	(38,184)
Roundhill Memory ETF, Expiration: 8/7/2026; Exercise Price: $50.50	(740,439)	(147)	(43,071)
Roundhill Memory ETF, Expiration: 8/7/2026; Exercise Price: $50.00	(775,698)	(154)	(48,741)
			(142,460)

Put Options - (8.5)%
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $805.00	(329,212)	(4)	(15,350)
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $790.00	(164,606)	(2)	(6,415)
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $785.01	(658,424)	(8)	(23,953)
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $755.00	(164,606)	(2)	(4,050)
Roundhill Memory ETF, Expiration: 9/18/2026; Exercise Price: $57.01	(1,490,952)	(296)	(317,389)
Sandisk Corp., Expiration: 8/7/2026; Exercise Price: $1,090.00	(121,483)	(1)	(5,935)
Seagate Technology Holdings PLC, Expiration: 8/7/2026; Exercise Price: $740.00	(85,613)	(1)	(1,035)
Seagate Technology Holdings PLC, Expiration: 8/7/2026; Exercise Price: $710.00	(85,613)	(1)	(665)
Western Digital Corp., Expiration: 8/7/2026; Exercise Price: $457.50	(54,484)	(1)	(867)
Western Digital Corp., Expiration: 8/7/2026; Exercise Price: $427.50	(108,968)	(2)	(880)
			(376,539)

TOTAL WRITTEN OPTIONS (Premiums received $557,382)			$(518,999)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.